Financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value	R$ (27)	R$ (58)
Notional value
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Fair value	149	412
Long Position Buy [Member]
IfrsStatementLineItems [Line Items]
Notional value	189	469
Fair value	149	412
Short Position Sell [Member]
IfrsStatementLineItems [Line Items]
Notional value	(189)	(469)
Fair value	(176)	(470)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Notional value	189	469
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Notional value	189	469
Prefixed Rate [Member] | Long Position Buy [Member]
IfrsStatementLineItems [Line Items]
Notional value	22	22
Fair value	7	9
U S Dollar And Fixed [Member] | Long Position Buy [Member]
IfrsStatementLineItems [Line Items]
Notional value	167	447
Fair value	142	403
Cash Flow Hedges Asset [Member]
IfrsStatementLineItems [Line Items]
Notional value
Cash Flow Hedges Assets [Member]
IfrsStatementLineItems [Line Items]
Fair value	1
Cash Flow Hedges Liabilities [Member]
IfrsStatementLineItems [Line Items]
Fair value	(28)	(58)
Notional value